Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,874,169.55
Previously Paid Amount	0.00
Total Fee Amount	258.82
Total Offset Amount	0.00
Net Fee	$ 258.82
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A